Cash	6 Months Ended
Sep. 30, 2024
Cash And Cash Equivalents Abstract
Cash [Text Block]

3.      Cash

As at September 30, 2024 the Company has a cash balance of $116,908 (March 31, 2024 - $1,150,891) which is on deposit at major financial institutions in North America. The Company has no cash equivalents as at September 30, 2024 or at March 31, 2024.